Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information

NOTE 13 – SEGMENT INFORMATION

Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and containerships operate worldwide. Revenues from specific geographic region, which contribute over 10% of total revenue, are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Asia	$136,515	$119,344	$120,660
Europe	71,531	95,542	86,633
North America	18,576	3,118	17,862
Australia	149	1,375	6,206
Total	$226,771	$219,379	$231,361